Tax Payable - Schedule of Taxes Payable (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Taxes Payable [Abstract]
Income tax payable	¥ 185,004	$ 25,844	¥ 231,807
VAT and other taxes payable	11,321,856	1,581,574	11,466,502
Total taxes payable	¥ 11,506,860	$ 1,607,418	¥ 11,698,309